EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year	3,193,543
Amount of options, Granted	823,329
Amount of options, Exercised	(531,013)
Amount of options, Forfeited	(88,000)
Amount of options, Expired	(140,000)
Amount of options, Outstanding at end of year	3,257,859	3,193,543
Amount of options, Vested and expected to vest	3,127,545
Amount of options, exercisable at end of year	1,409,727
Weighted average exercise price, Outstanding at beginning of year	$ 4.09
Weighted average exercise price, Granted	$ 5.27
Weighted average exercise price, Exercised	$ 4.08
Weighted average exercise price, Forfeited	$ 4.63
Weighted average exercise price, Expired	$ 7.34
Weighted average exercise price, Options outstanding at end of year	$ 4.23	$ 4.09
Weighted average exercise price, Vested and expected to vest	$ 4.23
Weighted average exercise price, Option exercisable at end of year	$ 3.88
Weighted average remaining contractual term, Options outstanding (in years)	4 years 8 months 12 days	4 years 6 months
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years 8 months 12 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	3 years 7 months 6 days
Aggregate intrinsic value, Outstanding	$ 2,440	$ 9,845
Aggregate intrinsic value, Vested and expected to vest	2,342
Aggregate intrinsic value, Options exercisable at end of year	$ 1,467